Offerings - Offering: 1	Jul. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2031
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.99908
Maximum Aggregate Offering Price	$ 849,218,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,277.01
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-297291 filed on July 7, 2026 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.